Segments and Geographical Information - Goodwill Assigned to Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning balance, Cost	$ 2,593	$ 2,502
Acquisitions	0	1
Translation differences and other changes	(237)	80
Ending balance, Cost	2,328	2,593
Accumulated impairment at January 1, 2014	(235)	(225)
Accumulated impairment at December 31, 2014	(207)	(235)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	1,788
Acquisitions	0
Ending balance, Cost	1,605
Accumulated impairment at January 1, 2014	(195)
Accumulated impairment at December 31, 2014	(172)
SP [Member]
Goodwill [Line Items]
Beginning balance, Cost	472
Acquisitions	0
Ending balance, Cost	424
Accumulated impairment at January 1, 2014	(40)
Accumulated impairment at December 31, 2014	(35)
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance, Cost	333
Acquisitions	0
Ending balance, Cost	299
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	(265)
Cost [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	(183)
Cost [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	(48)
Cost [Member] | Corporate and Other [Member]
Goodwill [Line Items]
Translation differences and other changes	(34)
Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	28
Accumulated Impairment [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	23
Accumulated Impairment [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	$ 5